Revenues (Tables)	3 Months Ended
Dec. 29, 2018
Revenue from Contract with Customer [Abstract]
Cumulative Effect of Adoption on the Condensed Consolidated Balance Sheet
The cumulative effect of adoption at September 29, 2018 and the impact at December 29, 2018 (had we not applied the new revenue standard) on the Condensed Consolidated Balance Sheet is as follows:

	September 29, 2018			December 29, 2018
	Fiscal 2018 Ending Balances as Reported	Effect of Adoption	Q1 2019 Opening Balances	Balances Assuming Historical Accounting	Q1 2019 Impact of New Revenue Standard	Q1 2019 Ending Balances as Reported
Assets
Receivables - current/non-current	$11,262	$(241)	$11,021	$12,030	$(102)	$11,928
Film and television costs and advances - current/non-current	9,202	48	9,250	8,968	33	9,001

Liabilities
Accounts payable and other accrued liabilities	9,479	1,039	10,518	9,799	897	10,696
Deferred revenue and other	4,591	(1,082)	3,509	4,342	(908)	3,434
Deferred income taxes	3,109	(34)	3,075	3,208	(31)	3,177

Equity	52,832	(116)	52,716	54,420	(27)	54,393

Financial Statement Impact Presented Under Previous Guidance
The impact on the Condensed Consolidated Statement of Income for the quarter ended December 29, 2018, due to the adoption of the new revenue standard is as follows:

	Quarter ended December 29, 2018
	Results Assuming Historical Accounting	Impact of New Revenue Standard	Reported
Revenues	$15,109	$194	$15,303
Cost and Expenses	(11,806)	(79)	(11,885)
Income Taxes	(619)	(26)	(645)
Net Income	2,697	89	2,786

Disaggregation of Revenue by Major Source
The following table presents our revenues by segment and major source:

	Quarter Ended December 29, 2018
	Media Networks	Parks, Experiences & Consumer Products	Studio Entertainment	Direct-to-Consumer & International	Eliminations	Consolidated
Affiliate fees	$3,075	$—	$—	$323	$—	$3,398
Advertising	2,023	2	—	417		2,442
Theme park admissions	—	1,933	—	—	—	1,933
Resort and vacations	—	1,531	—	—	—	1,531
Retail and wholesale sales of merchandise, food and beverage	—	2,122	—	—	—	2,122
TV/SVOD distribution licensing	722	—	605	34	(184)	1,177
Theatrical distribution licensing	—	—	373	—	—	373
Merchandise licensing	—	741	154	15	—	910
Home entertainment	—	—	425	28	—	453
Other	101	495	267	101	—	964
Total revenues	$5,921	$6,824	$1,824	$918	$(184)	$15,303

	Quarter Ended December 30, 2017(1)
	Media Networks	Parks, Experiences & Consumer Products	Studio Entertainment	Direct-to-Consumer & International	Eliminations	Consolidated
Affiliate fees	$2,867	$—	$—	$338	$—	$3,205
Advertising	1,963	2	—	411	—	2,376
Theme park admissions	—	1,832	—	—	—	1,832
Resort and vacations	—	1,463	—	—	—	1,463
Retail and wholesale sales of merchandise, food and beverage	—	2,059	—	—	—	2,059
TV/SVOD distribution licensing	624	—	519	25	(171)	997
Theatrical distribution licensing	—	—	1,169	—	—	1,169
Merchandise licensing	—	776	171	18	—	965
Home entertainment	—	—	361	30	—	391
Other	101	395	289	109	—	894
Total revenues	$5,555	$6,527	$2,509	$931	$(171)	$15,351
(1)
The table presents our revenues by segment and major source under historical accounting.

Disaggregation of Revenue by Geographical Markets
The following table presents our revenues by segment and primary geographical markets:

	Quarter Ended December 29, 2018
	Media Networks	Parks, Experiences & Consumer Products	Studio Entertainment	Direct-to-Consumer & International	Eliminations	Consolidated
United States and Canada	$5,509	$5,142	$1,038	$404	$(164)	$11,929
Europe	152	1,065	413	180	(15)	1,795
Asia Pacific	79	551	286	118	(5)	1,029
Latin America	181	66	87	216	—	550
Total revenues	$5,921	$6,824	$1,824	$918	$(184)	$15,303

Contract with Customer, Asset and Liability	Contract assets, accounts receivable and deferred revenues from contracts with customers are as follows:

	December 29, 2018	September 30, 2018
Contract assets	$146	$89
Accounts Receivable
Current	9,543	8,553
Non-current	1,561	1,640
Allowance for doubtful accounts	(230)	(226)
Deferred revenues
Current	2,968	2,926
Non-current	514	609